ORGANIZATION AND BUSINESS OPERATION	12 Months Ended
Dec. 31, 2023
Keyarch Acquisition Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
ORGANIZATION AND BUSINESS OPERATION

Note 1 – Organization and Business Operation

The Company was incorporated in Cayman Islands on April 23, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company intends to focus its search on global disruptive technology and innovative services companies. However, the Company’s Amended and Restated Memorandum and Articles of Association, as amended (the “Amended and Restated Memorandum and Articles of Association”) provides that it shall not undertake its initial Business Combination with any entity that is based in, located in or with its principal business operations in China (including Hong Kong and Macau). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

As on December 31, 2023, the Company had not commenced any operations. All activity for the period from April 23, 2021 (inception) through December 31, 2023, relates to the Company’s formation and the initial public offering (“IPO”) described below, and following the IPO, the search for a target to consummate a Business Combination, and activities in connection with the proposed Business Combination with Zooz (as defined below). The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Keyarch Global Sponsor Limited, a Cayman Islands limited liability company (the “Sponsor”).

As on April 4, 2024, the Company have entered into a combination with ZOOZ Power Ltd pursuant to a business combination agreement Pursuant to the Closing, the Company became a direct, wholly owned subsidiary of ZOOZ Power Ltd.

Financing

The registration statement for the Company’s IPO was declared effective on January 24, 2022 (the “Effective Date”). On January 27, 2022, the Company consummated the IPO of 10,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $100,000,000, which is discussed in Note 3.

Simultaneously with the closing of the IPO, the Company consummated the sale of 500,000 private placement units (“Private Placement Units”) (450,000 Private Placement Units purchased by the Sponsor and 50,000 Private Placement Units purchased by EarlyBirdCapital, Inc., the representative of the underwriters of the IPO (“EarlyBirdCapital”)) at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $5,000,000, in a private placement.

On February 8, 2022, the underwriters purchased an additional 1,500,000 Units by exercising its over-allotment option in full at a purchase price of $10.00 per Unit, generating gross proceeds of $15,000,000. Simultaneously with the closing of the full exercise of the over-allotment option, the Company completed the private sale of an aggregate of 45,000 Private Placement Units (40,500 Private Placement Units purchased by the Sponsor and 4,500 Private Placement Units purchased by EarlyBirdCapital) at a price of $10.00 per Private Placement Unit, generating gross proceeds of $450,000.

Offering costs amounted to $3,471,734 consisting of $2,300,000 of underwriting discount and $1,171,734 of other offering costs. During the year ended December 31, 2022, the Company received discount amounting to $131,420 on outstanding offering costs included within accounts payable and accrued expenses. This has been treated as an adjustment to offering costs.

As on December 31, 2023, cash of $445,468 was held outside of the Trust Account (as defined below) and is available for the payment of offering costs and for working capital purposes.

Trust Account

Following the closing of the IPO and the sale of over-allotment Units, an aggregate of $116,150,000 ($10.10 per Unit) from the net proceeds and the sale of the Private Placement Units was held in a trust account (“Trust Account”), and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to income earned on the funds held in the Trust Account that may be released to the Company to pay income tax obligations, the proceeds from the IPO will not be released from the Trust Account until the earlier of the completion of a Business Combination or the Company’s liquidation.

During the year ended December 31, 2023, holders of 9,122,682 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.50 per share, for an aggregate redemption amount of $95,826,230. Following such redemptions, the Company has 2,377,318 Public Shares issued and outstanding.

On January 19, 2024, the holders of 337,446 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.91 per share, for an aggregate redemption amount of $3,682,928. Following redemptions, the Company will have 2,039,872 Public Shares outstanding.

In connection with the EGM related to business combination held as on March 27, 2024, the public shareholders of the Company had the right to elect to redeem all or a portion of their ordinary shares of the Company (“Public Shares”) for a per-share price calculated in accordance with the amended and restated memorandum and articles of association of the Company, as amended. As of the Closing, 2,010,480 Public Shares were redeemed in connection with the EGM. As of April 11, 2024, there is no balance held in the trust account after giving effect to redemption and payment of expenses.

Extensions

On July 25, 2023, the Company’s shareholders approved an extension of the date by which the Company must consummate an initial Business Combination (such date, the “Termination Date”) from July 27, 2023 (the “Original Termination Date”) to October 27, 2023 and to allow the Company’s board of directors, without another shareholder vote, to elect to further extend the Termination Date on a monthly basis up to three (3) times until January 27, 2024, or for a total of up to six (6) months after the Original Termination Date or such earlier date as determined by the Company’s board of directors (the “First Extension”).

On July 25, 2023, the Company issued a promissory note (the “First Extension Note”) in the aggregate principal amount of up to $180,000 to the Sponsor or its registered assigns or successors in interest (the “Payee”) pursuant to which the Payee agreed to loan to the Company up to $180,000 to deposit into the Company’s Trust Account for the Public Shares that were not redeemed in connection with the First Extension. The First Extension Note bears no interest and is repayable in full upon the earlier of (a) date of the consummation of an initial Business Combination by the Company and (b) the Company’s liquidation.

On July 25, 2023, the Sponsor deposited an aggregate of $90,000 into the Trust Account in connection with the initial 3-month extension period from July 27, 2023 to October 27, 2023 and deposited an additional $30,000 for each month commencing October 28, 2023 and ending on the 27th day of each subsequent month through January 27, 2024. During the quarter ended December 31, 2023, the Sponsor deposited an aggregate of $90,000 into the Trust Account in connection with the additional 3-month extension period from October 27, 2023, to January 27, 2024.

On January 19, 2024, the Company held an extraordinary general meeting of shareholders (the “EGM”). At the EGM, the Company’s shareholders approved the proposal to amend the Company’s Amended and Restated Memorandum and Articles of Association (“Second Charter Amendment”) to give the Board the right to extend, on a month-to-month basis, the date by which the Company must consummate a Business Combination from January 27, 2024 to July 27, 2024.

Further, the Sponsor agreed to deposit an aggregate of $25,000 into the Trust Account in connection with the initial one-month extension period from January 28, 2024 to February 27, 2024, and agreed to deposit an additional $25,000 for each month (commencing February 28, 2023 and ending on the 27th day of each subsequent month), or portion thereof, that is needed by the Company to complete a Business Combination until July 27, 2024 or such earlier date as determined by the Company’s board of directors.

The Company must complete one or more initial Business Combinations by July 27, 2024 or such earlier date as determined by the Company’s board of directors (the “Combination Period”), with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the definitive agreement for the initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide the holders of its outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, subject to applicable law. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account. The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the cash fee payable to EarlyBirdCapital for services performed in connection with the initial Business Combination (as discussed in Note 6). If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the U.S. SEC and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) have agreed to vote its Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the IPO in favour of a Business Combination. At an extraordinary general meeting held as on March 27, 2024, the Company’s shareholders by means of resolution approved the amended and restated articles of association to remove (a) the limitation that the Company shall not redeem or repurchase Public Shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001, immediately prior to, or upon such consummation of, or any greater net tangible assets or cash requirement which may be contained in the agreement relating to, any business combination, (b) the limitation that the Company shall not redeem or repurchase the Company’s Class A ordinary shares that were issued in the Company’s initial public offering (the “Public Shares”) in connection with the consummation of a business combination if the Redemption Limitation is exceeded, (c) the limitation that the Company shall not consummate a business combination if the Redemption Limitation is exceeded, and (d) the limitation that an amendment to the Amended and Restated Memorandum and Articles of Association is subject to or will be voided if any shareholders who wish to redeem are unable to redeem due to the Redemption Limitation (collectively, the “NTA Proposal”).

Subsequent to the consummation of the IPO, the Company adopted an insider trading policy which requires insiders to: (i) refrain from purchasing shares during certain blackout periods and when they are in possession of any material non-public information and (ii) to clear all trades with the Company’s legal counsel prior to execution. In addition, the initial shareholders have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A ordinary shares sold in the IPO, without the prior consent of the Company.

The Company’s Sponsor, officers and directors (the “initial shareholders”) have agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

Liquidation

On April 4, 2024, the Company entered into a combination with ZOOZ Power Ltd pursuant to a business combination agreement. Since the business combination has become effective subsequent to year end there would be no liquidation impact on the Company. However, certain liquidation terms existed in the event the business combination was unable to be completed, in which case, the Company would have (i) ceased all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeemed the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including income earned on the funds held in the Trust Account and not previously released to us to pay the Company’s franchise and income taxes, divided by the number of then outstanding Public Shares, which redemption would completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

Going Concern and Management Liquidity Plans

As of December 31, 2023, and 2022, the Company had cash of $445,468 and $115,171, respectively and working capital (deficit)/surplus of $(3,861,502) and $116,657, respectively. Further, as of December 31, 2023, the Company had cash held in escrow account of $30,000 classified under non-current assets. The cash held in escrow account was subsequently deposited in Trust Account on January 2, 2024. The Company’s liquidity needs prior to the consummation of the IPO had been satisfied through proceeds from notes payable and advances from related party and from the issuance of ordinary shares.

On July 20, 2023, in connection with the First Extension, the holders of 9,122,682 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.50 per share, for an aggregate redemption amount of approximately $95,826,230. Following such redemptions, the Company had 2,377,318 Public Shares issued and outstanding.

On July 25, 2023, the Company issued the First Extension Note in the aggregate principal amount of up to $180,000 to the Sponsor or its registered assigns or successors in interest, pursuant to which the Payee agreed to loan to the Company up to $180,000 to deposit into the Company’s Trust Account for the Public Shares that were not redeemed in connection with the First Extension. The First Extension Note bears no interest and is repayable in full upon the earlier of (a) date of the consummation of an initial Business Combination by the Company and (b) the Company’s liquidation.

On July 25, 2023, the Sponsor deposited an aggregate of $90,000 into the Trust Account in connection with the initial 3-month extension period from July 27, 2023 to October 27, 2023 and deposited an additional $30,000 for each month commencing October 28, 2023 and ending on the 27th day of each subsequent month through January 27, 2024.

On July 25, 2023, the Company issued a second promissory note (the “Second Working Capital Loan Note”) in the principal amount of up to $1,000,000 to the Payee. The Second Working Capital Loan Note was issued in connection with advances the Payee may make in the future to the Company for working capital expenses. The Second Working Capital Loan Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates a Business Combination and (ii) the date that the winding up of the Company is effective.

On December 21, 2023, the Company issued a promissory note (the “Third Working Capital Loan Note”) in the principal amount of up to $600,000 to the Payee. The Third Working Capital Loan Note was issued in connection with advances the Payee has made, and may make in the future, to the Company for working capital expenses. The Third Working Capital Loan Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial business combination and (ii) the date that the winding up of the Company is effective.

During the quarter ended December 31, 2023, the Sponsor deposited an aggregate of $90,000 into the Trust Account in connection with the additional 3-month extension period from October 27, 2023, to January 27, 2024.

On January 19, 2024, the Company held an EGM, at which, the Company’s shareholders approved the Second Charter Amendment to give the Board the right to extend, on a month-to-month basis, the date by which the Company must consummate a Business Combination from January 27, 2024 to July 27, 2024 (the “Second Extension”).

On January 19, 2024, in connection with the Second Extension, the holders of 337,446 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.91 per share, for an aggregate redemption amount of $3,682,928. Following redemptions, the Company had 2,039,872 Public Shares outstanding.

Further, the Sponsor agreed to deposit an aggregate of $25,000 into the Trust Account in connection with the initial one-month extension period from January 28, 2024 to February 27, 2024, and agreed to deposit an additional $25,000 for each month (commencing February 28, 2023 and ending on the 27th day of each subsequent month), or portion thereof, that is needed by the Company to complete a Business Combination until July 27, 2024 or such earlier date as determined by the Company’s board of directors.

On April 4, 2024, pursuant to the business combination, the Company loses the status of a special purpose acquisition company and became a wholly owned subsidiary of ZOOZ Power Ltd. The Company held the status as a special purpose acquisition company and limited life entity until the effectiveness of business combination.

In connection with the EGM related to business combination held as on March 27, 2024, the public shareholders of the Company had the right to elect to redeem all or a portion of their ordinary shares of the Company (“Public Shares”) for a per-share price calculated in accordance with the amended and restated memorandum and articles of association of the Company, as amended. As of the Closing, 2,010,480 Public Shares were redeemed in connection with the EGM.

As of May 7, 2024, the company had settled off its outstanding using its resources through bank & trust accounts and the proceeds from PIPE investment. Further, there is no risk of liquidation as the business combination has taken place. Upon the closing of the business combination, the Company became a direct wholly owned subsidiary of ZOOZ Power Ltd. However, ZOOZ Power Ltd is an early-stage company with a history of losses. ZOOZ’s ability to continue as a going concern will depend on its ability to generate sufficient revenue and/or depend on ZOOZ’s ability to raise capital that will allow it to continue operating until it generates sufficient revenue. In the past ZOOZ Power Ltd has incurred losses and had an accumulated deficit. The company cannot be said to have a favourable liquid position considering it is sustaining its operations through fundings by way of debt or equity. Also, there is no certainty whether ZOOZ would to be able to successfully raise funding from investors so as to run its operations. Further, it also raises doubt over the sustainability of the Company for the period over which it will operate and is entirely dependent upon ZOOZ discretion whether or not to continue to fund Company’s operations regardless of ZOOZ’s liquidity position. Accordingly, the accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. Based on the foregoing, management believes that the Company will not have sufficient working capital and borrowing capacity to meet its needs in one year from this filing. These factors, among others, do raise substantial doubt about the Company’s ability to continue as a going concern.

Business Combination

On July 30, 2023, the Company entered into a Business Combination Agreement (as the same may be amended, supplemented and/or restated from time to time, the “Business Combination Agreement”) with Zooz Power Ltd., an Israeli company listed on the Tel Aviv Stock Exchange (“Zooz”), Zooz Power Cayman, a Cayman Islands exempted company and wholly owned subsidiary of Zooz (“Merger Sub”) and the Sponsor, in the capacity as representative of the shareholders of the Company as specified in the Business Combination Agreement.

Pursuant to the Business Combination Agreement, at the closing (the “Closing”) of the transactions contemplated thereunder (collectively, the “Transactions”), and following the Recapitalization (as such term is defined and described below), (i) Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity in such merger and a wholly owned subsidiary of Zooz; (ii) the outstanding ordinary shares of the Company (including Class A ordinary shares and Class B ordinary shares) will be converted into ordinary shares of Zooz on a one-for-one basis; (iii) each outstanding Company warrant exercisable for one Company ordinary share will be converted into an equivalent warrant to purchase Zooz ordinary shares on a one-for-one basis; (iv) Zooz, as the sole shareholder of Merger Sub, will become the sole shareholder of the Company; and (v) the Amended and Restated Memorandum and Articles of Association of the Company shall be amended and restated in form and substance appropriate for a private entity to be mutually agreed by Zooz and the Company.

Prior to the Closing, but subject to the completion of the Closing, Zooz will consummate a recapitalization of its outstanding equity securities (the “Recapitalization”), pursuant to which (i) each outstanding Zooz warrant (except for certain continuing warrants) will be exercised in accordance with their respective terms and (ii) each then-outstanding Zooz ordinary share will be converted into such number of Zooz ordinary shares as is determined by dividing $60,000,000 by $10.00 per share, which is in turn divided by the number of Zooz ordinary shares and specified Zooz continuing warrants and options, resulting in the Zooz ordinary shares valued at $10.00 per share having a total value of $60,000,000, on a fully-diluted basis. In addition, as a result of the Recapitalization, each Zooz continuing warrant and each Zooz option to purchase Zooz ordinary shares which has not been exercised prior to the Recapitalization will be adjusted to reflect the foregoing applicable conversion ratio. The Business Combination Agreement does not provide for any purchase price adjustments.

Up to an additional 4,000,000 Zooz ordinary shares will be contingently issuable, in the form of an earnout (the “Earnout”) which is subject to certain terms and conditions relating to the price of the Zooz ordinary shares following the Effective Time, to those existing holders of Zooz ordinary shares immediately prior to the Closing at a record date to be determined by the Company in coordination with the TASE (“Existing Zooz Holders”), during the five-year period following the end of the fiscal quarter after consummation of the Business Combination (any such shares, the “Earnout Shares”). The Earnout Shares will be allocated to Existing Zooz Holders by means of issuance by Zooz of non-tradable, non-assignable rights (the “Earnout Rights”) on a pro rata basis to such Existing Zooz Holders as soon as reasonably practicable in connection with the Closing after receipt of all required approvals from applicable governmental authorities, including the TASE. The Earnout Rights will be automatically (unless Zooz determines otherwise) converted into Zooz ordinary shares on a one-for-one basis (with the number of rights being subject to adjustment based on share splits, reorganizations and similar occurrences. Twenty-Five percent (25%) of the Earnout Shares will be issuable if, during such five-year period, the volume-weighted average price (“VWAP”) of the combined company’s ordinary shares for any twenty trading days in any thirty consecutive trading day period during such five-year period equals or exceeds $12. Thirty-Five percent (35%) of the Earnout Shares will be issuable if the VWAP of the combined company’s ordinary shares for any twenty trading days in any thirty consecutive trading day period during such five-year period equals or exceeds $16. The remaining 40% of the Earnout Shares will be issuable if the VWAP of the combined company’s ordinary shares for any twenty trading days in any thirty consecutive trading day period during such five-year period equals or exceeds $23.

For additional information regarding the Transactions, the Business Combination Agreement and Zooz, see the Current Reports on Form 8-K filed by the Company with the SEC on July 31, 2023, August 3, 2023, November 26, 2023, with further amendment filed as on March 15, 2024.

On April 4, 2024 (the “Closing Date”), the Company and ZOOZ Power Ltd. consummated their previously announced business combination (the “Business Combination”), pursuant to that certain Business Combination Agreement, dated as of July 30, 2023 (as amended on February 9, 2024, March 8, 2024 and March 15, 2024, the “Business Combination Agreement”), by and among the Company, ZOOZ, ZOOZ Power Cayman, a Cayman Islands exempted company and a direct, wholly owned subsidiary of ZOOZ (“Merger Sub”), Keyarch Global Sponsor Limited, a Cayman Islands exempted company (the “Sponsor”), in the capacity as representative of specified shareholders of the Company after the effective time of the Business Combination, and, by a joinder agreement, Dan Weintraub in the capacity as representative of the pre-Closing shareholders of ZOOZ after the effective time of the Business Combination. Pursuant to the Closing, the Company became a direct, wholly owned subsidiary of ZOOZ due to reverse merger effect as the Zooz shareholders will hold greater than 50% of the voting shares of the combined entity (i.e., will control the surviving company), will appoint the majority of directors who will continue in the surviving company post-merger. Additionally, the ongoing operations of surviving company will be completely those of Zooz Power Ltd. In connection to the Closing of the Business Combination, ZOOZ’s ordinary shares and public warrants began trading on the Nasdaq Capital Market under the ticker symbols “ZOOZ” and “ZOOZW”, respectively, on April 5, 2024.

Risks and Uncertainties

In the beginning of February 2022, the Russian Federation and Belarus commenced a military action against the country of Ukraine. As a result of this action, various nations, including the United States, had instituted economic sanctions against the Russian Federation and Belarus. The impact of this action and related sanctions on the world economy continue to remain indeterminable.

On August 16, 2022, the Inflation Reduction Act (“IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022. Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

On October 7, 2023, an armed conflict began between Hamas and Israel. The hostilities in Palestine may impact Zooz and its operations in a number of different ways, which are yet to be fully assessed and are therefore uncertain. Its principal concern is for the safety of the employees who are physically located in Israel. For so long as the hostilities continue in Israel, it might become more difficult for Zooz to raise additional capital at the time when it needs to do so, or for financing to be available upon acceptable terms. All or any of these risks separately, or in combination could have a material adverse effect on our business, financial condition, results of operations, and cash flows.